Chad E. Fickett
Assistant General Counsel

720 East Wisconsin Avenue Milwaukee, WI 53202-4797 414 665 1209 office 414 625 5151 fax chadfickett@northwesternmutual.com

VIA EDGAR

February 13, 2020

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-8629

Re:	Northwestern Mutual Variable Life Account

Variable Executive Life File Nos. 333-36865; 811-03989

Variable Joint Life File Nos. 333-59103; 811-03989

EDGAR CIK 0000742277 and

Northwestern Mutual Variable Life Account II

Custom Variable Universal Life File Nos. 333-136124; 811-21933

Executive Variable Universal Life File Nos. 333-136305; 811-21933

Survivorship Variable Universal Life File Nos. 333-13608; 811-21933

EDGAR CIK 0001359314

Post-Effective Amendments to Registration Statements on Form N-6

Commissioners:

We are submitting herewith the following Securities Act of 1933 (“1933 Act”) Post-Effective Amendments (“PEAs”), and the following Amendments under the Investment Company Act of 1940, to the Registration Statements on Form N-6 identified above:

	Post-Effective Amendment No.	Amendment No.
Northwestern Mutual Variable Life Account

Variable Executive Life	34	87
Variable Joint Life	33	88
Northwestern Mutual Variable Life Account II

Custom Variable Universal Life	20	69
Executive Variable Universal Life	21	70
Survivorship Variable Universal Life	19	71

Our intention is that PEAs identified above become effective on May 1, 2020, in accordance with paragraph (a) of Rule 485 under the 1933 Act. The PEAs are being filed under Rule 485(a) primarily to make certain revisions to the fees and expenses tables and corresponding Charges and Deductions and/or Charges and Expenses sections. The prospectuses being filed as part of the PEAs referenced above also contain revisions to update, clarify and/or rearrange certain disclosures therein that might otherwise be filed pursuant to Rule 485(b) under the 1933 Act.

Securities and Exchange Commission

February 13, 2020

Please note that as soon as reasonably practicable prior to the effective date of the PEAs, Registrants will amend their registration statements under Rule 485(b) to make any required updates to financial or required information, make any revisions in response to Staff comments or make any other routine and/or clarifying changes that may be appropriate.

In addition, in order to facilitate the Staff’s review of the PEAs, upon request we will provide to the Staff, under separate cover, copies of the prospectuses marked to show the changes from the prospectuses for the Policies in the currently effective registration statements.

Should you have any questions regarding this filing, please do not hesitate to contact me at (414) 665-1209. Thank you for your assistance.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett

Assistant General Counsel

Enclosures